Report Of The Directors Strategic Report - Analysis of adjusted results by global business (Details) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jan. 01, 2018 USD ($) [1]
Disclosure of operating segments [line items]
Revenue and other operating income	$ 27,287	$ 25,279	$ 26,166
of which: net interest income/(expense)	15,100	14,399	13,777
Loan impairment charges and other credit risk provisions	(407)	(1,106)	(663)
Net operating income	26,880	24,173	25,503
Total operating expenses	(17,549)	(18,441)	(16,443)
Operating profit	9,331	5,732	9,060
Share of profit/(loss) in associates and joint ventures	1,381	1,192	1,183
Profit before tax	10,712	6,924	10,243
Loans and advances to customers	973,443	962,964		$ 949,737
Interests in associates and joint ventures	22,572	22,744		21,802
Total external assets	2,607,314	2,521,771		2,518,430
Customer accounts	1,356,307	1,364,462		$ 1,360,227
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue and other operating income	27,535	25,738	26,957
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Revenue and other operating income	9,092	8,487	8,825
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	7,319	6,978	6,679
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	9,498	8,126	8,727
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking
Disclosure of operating segments [line items]
Revenue and other operating income	800	734	733
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	826	1,413	1,993
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Revenue and other operating income	27,535	25,738	26,957
of which: net interest income/(expense)	15,054	14,563	14,160
Loan impairment charges and other credit risk provisions	(407)	(1,113)	(657)
Net operating income	27,128	24,625	26,300
Total operating expenses	(16,370)	(16,730)	(15,195)
Operating profit	10,758	7,895	11,105
Share of profit/(loss) in associates and joint ventures	1,381	1,230	1,259
Profit before tax	$ 12,139	$ 9,125	$ 12,364
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.595	0.650	0.564
Loans and advances to customers	$ 973,443	$ 943,545	$ 919,141
Interests in associates and joint ventures	22,572	22,484	21,307
Total external assets		2,477,799	2,496,050
Customer accounts	1,356,307	1,339,663	1,311,383
Adjusted risk-weighted assets	862,818	854,958	868,104
Operating Segments, Including Adjustments | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Revenue and other operating income	11,065	10,280	10,283
of which: net interest income/(expense)	7,661	7,249	6,920
Loan impairment charges and other credit risk provisions	(543)	(415)	(565)
Net operating income	10,522	9,865	9,718
Total operating expenses	(6,909)	(6,755)	(6,311)
Operating profit	3,613	3,110	3,407
Share of profit/(loss) in associates and joint ventures	17	27	(10)
Profit before tax	$ 3,630	$ 3,137	$ 3,397
Share of HSBC’s adjusted profit before tax	29.90%	34.40%	27.50%
Adjusted cost efficiency ratio	0.624	0.657	0.614
Loans and advances to customers	$ 351,114	$ 338,511	$ 324,604
Interests in associates and joint ventures	391	363	378
Total external assets	474,507	458,384	440,751
Customer accounts	635,598	628,854	618,263
Adjusted risk-weighted assets	124,059	119,548	115,676
Operating Segments, Including Adjustments | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	7,439	6,883	6,622
of which: net interest income/(expense)	5,189	4,814	4,423
Loan impairment charges and other credit risk provisions	(55)	(382)	(109)
Net operating income	7,384	6,501	6,513
Total operating expenses	(3,273)	(3,128)	(2,949)
Operating profit	4,111	3,373	3,564
Share of profit/(loss) in associates and joint ventures	0	0	0
Profit before tax	$ 4,111	$ 3,373	$ 3,564
Share of HSBC’s adjusted profit before tax	33.90%	37.00%	28.80%
Adjusted cost efficiency ratio	0.440	0.454	0.445
Loans and advances to customers	$ 329,300	$ 310,087	$ 304,204
Interests in associates and joint ventures	0	0	0
Total external assets	363,939	341,091	331,670
Customer accounts	355,650	356,542	341,681
Adjusted risk-weighted assets	315,064	294,714	287,965
Operating Segments, Including Adjustments | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	8,265	7,386	8,192
of which: net interest income/(expense)	2,489	2,655	2,307
Loan impairment charges and other credit risk provisions	97	(432)	(40)
Net operating income	8,362	6,954	8,152
Total operating expenses	(4,794)	(4,567)	(4,609)
Operating profit	3,568	2,387	3,543
Share of profit/(loss) in associates and joint ventures	0	0	0
Profit before tax	$ 3,568	$ 2,387	$ 3,543
Share of HSBC’s adjusted profit before tax	29.40%	26.20%	28.70%
Adjusted cost efficiency ratio	0.580	0.618	0.563
Loans and advances to customers	$ 250,058	$ 247,805	$ 244,144
Interests in associates and joint ventures	0	0	0
Total external assets	1,054,181	962,267	1,030,547
Customer accounts	291,711	277,751	268,447
Adjusted risk-weighted assets	284,553	295,670	305,511
Operating Segments, Including Adjustments | Global Private Banking
Disclosure of operating segments [line items]
Revenue and other operating income	929	866	874
of which: net interest income/(expense)	446	428	407
Loan impairment charges and other credit risk provisions	4	(16)	(1)
Net operating income	933	850	873
Total operating expenses	(743)	(698)	(729)
Operating profit	190	152	144
Share of profit/(loss) in associates and joint ventures	0	0	0
Profit before tax	$ 190	$ 152	$ 144
Share of HSBC’s adjusted profit before tax	1.60%	1.70%	1.20%
Adjusted cost efficiency ratio	0.800	0.806	0.834
Loans and advances to customers	$ 40,902	$ 39,763	$ 38,436
Interests in associates and joint ventures	0	0	0
Total external assets	46,133	45,330	44,769
Customer accounts	63,593	65,446	68,214
Adjusted risk-weighted assets	16,984	15,893	16,455
Operating Segments, Including Adjustments | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(163)	323	986
of which: net interest income/(expense)	(731)	(583)	103
Loan impairment charges and other credit risk provisions	90	132	58
Net operating income	(73)	455	1,044
Total operating expenses	(651)	(1,582)	(597)
Operating profit	(724)	(1,127)	447
Share of profit/(loss) in associates and joint ventures	1,364	1,203	1,269
Profit before tax	$ 640	$ 76	$ 1,716
Share of HSBC’s adjusted profit before tax	5.20%	0.70%	13.80%
Adjusted cost efficiency ratio	(3.994)	4.898	0.605
Loans and advances to customers	$ 2,069	$ 7,379	$ 7,753
Interests in associates and joint ventures	22,181	22,121	20,929
Total external assets	668,554	670,727	648,313
Customer accounts	9,755	11,070	14,778
Adjusted risk-weighted assets	122,158	129,133	142,497
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue and other operating income	0	0	0
Elimination of intersegment amounts | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Revenue and other operating income	1,973	1,793	1,458
Elimination of intersegment amounts | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	120	(95)	(57)
Elimination of intersegment amounts | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	(1,233)	(740)	(535)
Elimination of intersegment amounts | Global Private Banking
Disclosure of operating segments [line items]
Revenue and other operating income	129	132	141
Elimination of intersegment amounts | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	$ (989)	$ (1,090)	$ (1,007)

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.